Time Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Time Deposit [Abstract]
Time Deposits

Note 11—Deposits

The composition of deposits was as follows as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Non-interest bearing demand deposits	$753,662	$724,457
Interest bearing checking accounts	187,232	173,929
Money market demand accounts	418,006	369,074
Other savings	435,536	446,418
Time deposits (below $100,000)	377,929	392,854
Time deposits ($100,000 and above)	348,564	383,662
Total deposits	$2,520,929	$2,490,394

Time deposits of $100,000 or more included $30.8 million of brokered deposits at December 31, 2016 and none at September 30, 2017. Time deposits in denominations of $250,000 or more at September 30, 2017 and December 31, 2016 were $83.4 million and $117.4 million, respectively.

Note 14—Time Deposits

        Time deposits in denominations of $100,000 or more at December 31, 2016 and 2015 were $383.7 million and $237.0 million, respectively. Time deposits in denominations of $250,000 or more at December 31, 2016 and 2015 were $117.4 million and $57.6 million, respectively.

        At December 31, 2016, the scheduled maturities of time deposits were as follows:

Scheduled Maturities
2017	$693,702
2018	56,084
2019	11,937
2020	8,515
2021	6,278
Total	$776,516